N-2	Oct. 20, 2023
Cover [Abstract]
Entity Central Index Key	0001885778
Amendment Flag	false
Document Type	424B3
Entity Registrant Name	John Hancock Asset-Based Lending Fund
Fee Table [Abstract]
Shareholder Transaction Expenses [Table Text Block]

Shareholder Transaction Expenses	Class I	Class S	Class D
Sales Load paid by you (as a percentage of offering price) (1)	None	up to 3.50%	up to 1.50%
Early Repurchase Fee (2)	2.00%	2.00%	2.00%
Annual Expenses (as a percentage of net assets attributable to Shares)
Management Fee (3)	1.35%	1.35%	1.35%
Incentive Fee (4)	0.00%	0.00%	0.00%
Distribution and Service Fee (5)	0.00%	0.85%	0.25%
Other Expenses (6)	1.74%	1.74%	1.74%
Acquired Fund Fees and Expenses (7)	0.07%	0.07%	0.07%

Total Annual Fund Operating Expenses	3.16%	4.01%	3.41%

Fee Waiver and/or Expense Reimbursements (8)	-1.15%	-1.15%	-1.15%

Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursements	2.01%	2.86%	2.26%

(1)
Any sales load will reduce the amount of an investor’s initial or subsequent investment in the fund, and the impact on a particular investor’s investment returns would not be reflected in the returns of the fund. The sales load may be waived in certain circumstances as described in this Prospectus or as otherwise approved by the Advisor.

(2)
If the interval between the date of purchase of Shares and the date in which Shares are repurchased is less than one year, then such repurchase will be subject to a 2.00% early withdrawal fee payable to the fund. In determining whether the repurchase of Shares is subject to an early withdrawal fee, the fund will repurchase those Shares held longest first.

Other Transaction Expenses [Abstract]
Annual Expenses [Table Text Block]

Shareholder Transaction Expenses	Class I	Class S	Class D
Sales Load paid by you (as a percentage of offering price) (1)	None	up to 3.50%	up to 1.50%
Early Repurchase Fee (2)	2.00%	2.00%	2.00%
Annual Expenses (as a percentage of net assets attributable to Shares)
Management Fee (3)	1.35%	1.35%	1.35%
Incentive Fee (4)	0.00%	0.00%	0.00%
Distribution and Service Fee (5)	0.00%	0.85%	0.25%
Other Expenses (6)	1.74%	1.74%	1.74%
Acquired Fund Fees and Expenses (7)	0.07%	0.07%	0.07%

Total Annual Fund Operating Expenses	3.16%	4.01%	3.41%

Fee Waiver and/or Expense Reimbursements (8)	-1.15%	-1.15%	-1.15%

Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursements	2.01%	2.86%	2.26%

(3)
The Advisor shall be paid at the end of each calendar month a fee at the annual rate of 1.350% of the average monthly value of the Managed Assets of the fund (the “Management Fee”). The term “Managed Assets” means the total assets of the fund (including any assets attributable to any preferred shares that may be issued or to indebtedness), minus the fund’s liabilities incurred in the normal course of operations other than liabilities relating to indebtedness. The fund had no leverage for the fiscal period ended October 31, 2022.

(4)
The Advisor is also paid an Incentive Fee if certain income-based targets are met. The Incentive Fee is described below under “Management of the Fund—Advisory Agreement”. The fund anticipates that it may have net investment income that could result in the payment of an Incentive Fee to the Advisor during certain periods. However, the Incentive Fee is based on the fund meeting certain net investment income targets and will not be paid unless the fund achieves those targets. The fund expects the Incentive Fee the fund pays to increase to the extent the fund earns greater net investment income through its investments. The amount presented in this table reflects the Incentive Fee incurred as a percent of average net assets for the fiscal period ended October 31, 2022. See “Management of the Fund—Advisory Agreement” for a full explanation of how the Incentive Fee is calculated.

(5)
In connection with Class S Shares of the fund, the fund pays a Distribution and Service Fee equal to 0.85% per annum of the aggregate value of the fund’s Class S Shares outstanding and in connection with Class D Shares of the fund, the fund pays a Distribution and Service Fee equal to 0.25% per annum of the aggregate value of the fund’s Class D shares, determined as of the last calendar day of each month (prior to any repurchases of Shares and prior to the Management Fee being calculated). The Distribution and Service Fee is payable monthly. The Distributor may pay all or a portion of the Distribution and Service Fee to the broker-dealers that sell Shares of the fund or provide investor services and/or administrative assistance to Shareholders. See “Distribution and Service Fee” below.

(6)
“Other Expenses” are based on estimated amounts for the current fiscal year. Other Expenses include the fund’s operating expenses, including professional fees, transfer agency fees, administration fees, custody fees, offering costs and other operating expenses.

(7)	“Acquired Fund Fees and Expenses” are based on indirect net expenses associated with the fund’s investments in underlying investment companies.
(8)
The Advisor contractually agrees to reduce its Management Fee for the fund or, if necessary, make payment to the fund, in an amount equal to the amount by which the following expenses of the fund, incurred in the ordinary course of the fund’s business, exceed 0.60% percent of average monthly net assets (on an annualized basis) of the fund: (a) administrative fees; (b) custody and accounting fees; (c) audit fees; (d) legal fees; (e) independent trustee fees; (f) valuation fees; (g) blue sky fees; (h) insurance premiums; (i) printing costs; (j) registration and filing expenses; (k) organization and offering expenses; (l) transfer agent fees and service fees; and (m) other miscellaneous ordinary expenses, but excluding advisory and incentive fees, interest expense, 12b‑1 fees, and any cashiering or other investment servicing fees. This agreement expires on February 28, 2024, unless renewed by mutual agreement of the advisor and the fund based upon a determination that this is appropriate under the circumstances at that time. The advisor also contractually agrees to waive a portion of its Management Fee and/or reimburse expenses for the fund and certain other John Hancock-advised funds according to an asset level breakpoint schedule that is based on the aggregate net assets of all the funds participating in the waiver or reimbursement. This waiver is allocated proportionally among the participating funds. This agreement expires on July 31, 2024, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

Other Annual Expenses [Abstract]
Basis of Transaction Fees, Note [Text Block]	as a percentage of offering price
Other Transaction Fees, Note [Text Block]	If the interval between the date of purchase of Shares and the date in which Shares are repurchased is less than one year, then such repurchase will be subject to a 2.00% early withdrawal fee payable to the fund. In determining whether the repurchase of Shares is subject to an early withdrawal fee, the fund will repurchase those Shares held longest first.
Other Expenses, Note [Text Block]	“Other Expenses” are based on estimated amounts for the current fiscal year. Other Expenses include the fund’s operating expenses, including professional fees, transfer agency fees, administration fees, custody fees, offering costs and other operating expenses.
Management Fee not based on Net Assets, Note [Text Block]	The Advisor shall be paid at the end of each calendar month a fee at the annual rate of 1.350% of the average monthly value of the Managed Assets of the fund (the “Management Fee”). The term “Managed Assets” means the total assets of the fund (including any assets attributable to any preferred shares that may be issued or to indebtedness), minus the fund’s liabilities incurred in the normal course of operations other than liabilities relating to indebtedness. The fund had no leverage for the fiscal period ended October 31, 2022.
Acquired Fund Fees and Expenses, Note [Text Block]	“Acquired Fund Fees and Expenses” are based on indirect net expenses associated with the fund’s investments in underlying investment companies.
Class I [Member]
Fee Table [Abstract]
Sales Load [Percent]	0.00%	[1]
Other Transaction Expenses [Abstract]
Other Transaction Expenses [Percent]	2.00%	[2]
Management Fees [Percent]	1.35%	[3]
Distribution/Servicing Fees [Percent]	0.00%	[4]
Incentive Fees [Percent]	0.00%	[5]
Acquired Fund Fees and Expenses [Percent]	0.07%	[6]
Other Annual Expenses [Abstract]
Other Annual Expenses [Percent]	1.74%	[7]
Total Annual Expenses [Percent]	3.16%
Waivers and Reimbursements of Fees [Percent]	(1.15%)	[8]
Net Expense over Assets [Percent]	2.01%
Class S [Member]
Fee Table [Abstract]
Sales Load [Percent]	3.50%	[1]
Other Transaction Expenses [Abstract]
Other Transaction Expenses [Percent]	2.00%	[2]
Management Fees [Percent]	1.35%	[3]
Distribution/Servicing Fees [Percent]	0.85%	[4]
Incentive Fees [Percent]	0.00%	[5]
Acquired Fund Fees and Expenses [Percent]	0.07%	[6]
Other Annual Expenses [Abstract]
Other Annual Expenses [Percent]	1.74%	[7]
Total Annual Expenses [Percent]	4.01%
Waivers and Reimbursements of Fees [Percent]	(1.15%)	[8]
Net Expense over Assets [Percent]	2.86%
Class D [Member]
Fee Table [Abstract]
Sales Load [Percent]	1.50%	[1]
Other Transaction Expenses [Abstract]
Other Transaction Expenses [Percent]	2.00%	[2]
Management Fees [Percent]	1.35%	[3]
Distribution/Servicing Fees [Percent]	0.25%	[4]
Incentive Fees [Percent]	0.00%	[5]
Acquired Fund Fees and Expenses [Percent]	0.07%	[6]
Other Annual Expenses [Abstract]
Other Annual Expenses [Percent]	1.74%	[7]
Total Annual Expenses [Percent]	3.41%
Waivers and Reimbursements of Fees [Percent]	(1.15%)	[8]
Net Expense over Assets [Percent]	2.26%

[1]	Any sales load will reduce the amount of an investor’s initial or subsequent investment in the fund, and the impact on a particular investor’s investment returns would not be reflected in the returns of the fund. The sales load may be waived in certain circumstances as described in this Prospectus or as otherwise approved by the Advisor.
[2]	If the interval between the date of purchase of Shares and the date in which Shares are repurchased is less than one year, then such repurchase will be subject to a 2.00% early withdrawal fee payable to the fund. In determining whether the repurchase of Shares is subject to an early withdrawal fee, the fund will repurchase those Shares held longest first.
[3]	The Advisor shall be paid at the end of each calendar month a fee at the annual rate of 1.350% of the average monthly value of the Managed Assets of the fund (the “Management Fee”). The term “Managed Assets” means the total assets of the fund (including any assets attributable to any preferred shares that may be issued or to indebtedness), minus the fund’s liabilities incurred in the normal course of operations other than liabilities relating to indebtedness. The fund had no leverage for the fiscal period ended October 31, 2022.
[4]	In connection with Class S Shares of the fund, the fund pays a Distribution and Service Fee equal to 0.85% per annum of the aggregate value of the fund’s Class S Shares outstanding and in connection with Class D Shares of the fund, the fund pays a Distribution and Service Fee equal to 0.25% per annum of the aggregate value of the fund’s Class D shares, determined as of the last calendar day of each month (prior to any repurchases of Shares and prior to the Management Fee being calculated). The Distribution and Service Fee is payable monthly. The Distributor may pay all or a portion of the Distribution and Service Fee to the broker-dealers that sell Shares of the fund or provide investor services and/or administrative assistance to Shareholders. See “Distribution and Service Fee” below.
[5]	The Advisor is also paid an Incentive Fee if certain income-based targets are met. The Incentive Fee is described below under “Management of the Fund—Advisory Agreement”. The fund anticipates that it may have net investment income that could result in the payment of an Incentive Fee to the Advisor during certain periods. However, the Incentive Fee is based on the fund meeting certain net investment income targets and will not be paid unless the fund achieves those targets. The fund expects the Incentive Fee the fund pays to increase to the extent the fund earns greater net investment income through its investments. The amount presented in this table reflects the Incentive Fee incurred as a percent of average net assets for the fiscal period ended October 31, 2022. See “Management of the Fund—Advisory Agreement” for a full explanation of how the Incentive Fee is calculated.
[6]	“Acquired Fund Fees and Expenses” are based on indirect net expenses associated with the fund’s investments in underlying investment companies.
[7]	“Other Expenses” are based on estimated amounts for the current fiscal year. Other Expenses include the fund’s operating expenses, including professional fees, transfer agency fees, administration fees, custody fees, offering costs and other operating expenses.
[8]	The Advisor contractually agrees to reduce its Management Fee for the fund or, if necessary, make payment to the fund, in an amount equal to the amount by which the following expenses of the fund, incurred in the ordinary course of the fund’s business, exceed 0.60% percent of average monthly net assets (on an annualized basis) of the fund: (a) administrative fees; (b) custody and accounting fees; (c) audit fees; (d) legal fees; (e) independent trustee fees; (f) valuation fees; (g) blue sky fees; (h) insurance premiums; (i) printing costs; (j) registration and filing expenses; (k) organization and offering expenses; (l) transfer agent fees and service fees; and (m) other miscellaneous ordinary expenses, but excluding advisory and incentive fees, interest expense, 12b‑1 fees, and any cashiering or other investment servicing fees. This agreement expires on February 28, 2024, unless renewed by mutual agreement of the advisor and the fund based upon a determination that this is appropriate under the circumstances at that time. The advisor also contractually agrees to waive a portion of its Management Fee and/or reimburse expenses for the fund and certain other John Hancock-advised funds according to an asset level breakpoint schedule that is based on the aggregate net assets of all the funds participating in the waiver or reimbursement. This waiver is allocated proportionally among the participating funds. This agreement expires on July 31, 2024, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.